Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation
8.	Share-based Compensation

On March 16, 2023, JATT’s board of directors approved the Zura Bio Limited 2023 Equity Incentive Plan (the “Equity Incentive Plan”) which became effective on the day immediately preceding the Closing Date of the Business Combination. The Equity Incentive Plan allows for the grant of share options, both incentive and nonqualified share options; stock appreciation rights (“SARs”), alone or in conjunction with other awards; restricted shares awards (“RSAs”) and restricted share units (“RSUs”); incentive bonuses, which may be paid in cash, shares, or a combination thereof; and other share-based awards. On June 1, 2023, the Company’s board of directors approved an increase to the number of Class A Ordinary Shares that may be issued under the Equity Incentive Plan by an additional 5,564,315 Class A Ordinary Shares. As of March 31, 2024, a maximum of 9,594,213 Class A Ordinary Shares may be issued under the Equity Incentive Plan.

The Class A Ordinary Shares issuable under the Equity Incentive Plan are subject to an annual increase on January 1st of each calendar year beginning on January 1, 2024, and ending on and including January 1, 2029, equal to the lesser of (i) 5.0% of the aggregate number of Class A Ordinary Shares outstanding on the final day of the immediately preceding calendar year, (ii) 8,059,796 Class A Ordinary Shares or (iii) such smaller number of shares as is determined by the board. As of January 1, 2024, the Company’s board of directors decided not to apply an increase to the Class A Ordinary Shares issuable under the Equity Incentive Plan.

On March 16, 2023, JATT’s board of directors approved the Zura Bio Limited 2023 Employee Stock Purchase Plan (the “ESPP”) which became effective on the day immediately preceding the Closing Date of the Business Combination. The maximum number of Class A Ordinary Shares that may be issued under the ESPP is 4,029,898, plus an aggregate number of Class A Ordinary Shares that are added under the Equity Incentive Plan on January 1st of each calendar year, beginning on January 1, 2024, and ending on and including January 1, 2029, as discussed above. The ESPP enables eligible employees of the Company and designated affiliates to purchase Class A Ordinary Shares at a discount of 15%. As of March 31, 2024, no shares have been issued under the ESPP.

Equity Incentive Plan

Share Options

The fair value of Equity Incentive Plan share options are estimated on the date of grant using the Black-Scholes option pricing model. The Company lacks significant company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s share options has been determined using the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following weighted-average assumptions were used to estimate the fair value of the 2023 Equity Incentive Plan share options issued during the three months ended March 31, 2024 and 2023:

	Three Months Ended
	March 31,
	2024	2023
Share price	$3.53	$8.16
Expected volatility	107.0%	96.5%
Risk-free rate	4.10%	3.58%
Expected life	6.0 years	6.1 years
Expected dividend yield	—%	—%

The following table summarizes the Company’s share option activity for the three months ended March 31, 2024:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2023	5,791,065	$2.12	9.3	$17,752
Granted	1,519,698	3.98	—	—
Forfeited	(202,575)	1.20	—	—
Options outstanding at March 31, 2024	7,108,188	$2.55	9.2	$8,812
Options vested and exercisable at March 31, 2024	1,745,311	$4.66	9.0	$786

Included in the table above are 2,280,560 options to purchase Class A Ordinary Shares issued to certain directors, executives, and employees outside of the Equity Incentive Plan.

The weighted average grant date fair value of options granted during the three months ended March 31, 2024 and 2023 was $2.91 and $7.65, respectively.

Market-Based Share Options

On March 20, 2023, the Company granted 306,373 options to purchase Class A Ordinary Shares (“Market-Based Share Options”) to a certain Director of the Board. These awards will vest only to the extent that the 20-day volume weighted average trading price (“VWAP”) of the Class A Ordinary Shares is over $30 per Class A Ordinary Share at any time prior to the fifth anniversary of the grant date. These awards have an exercise price of $8.16 and become exercisable when vested and the market condition is satisfied. These awards expire 10 years from the date of grant. The fair value of these Market-Based Share Options were estimated using a Monte Carlo valuation method. The following table sets forth the weighted-average assumptions used at the grant date to determine the fair value of the Company’s Market-Based Share Options granted during the three months ended March 31, 2023. No Market-Based Share Options were granted during the three months ended March 31, 2024:

For the Three Months
Ended
March 31,
2023
Expected volatility	80.0%
Risk-free rate	3.6%
Expected life	2.2 years
Expected dividend yield	—%
Fair value per Market-Based Share Options	$4.66

The expense recognized related to Market-Based Share Options during the three months ended March 31, 2024 and 2023 was $0.2 million and $-0-, respectively.

Restricted Share Units

The Company issued RSUs to certain employees, executives, and directors pursuant to the Equity Incentive Plan. The fair value has been estimated based on the closing price of the stock on the grant date.

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested RSUs at December 31, 2023	1,563,018	$5.93
Granted	—	—
Forfeited	(121,545)	5.24
Unvested RSUs at March 31, 2024	1,441,473	$5.95

The expense recognized related to RSUs during the three months ended March 31, 2024 and 2023 was $0.6 million and immaterial, respectively.

Restricted Share Awards

The Company converted RSU’s granted to a certain director pursuant to the Equity Incentive Plan into RSAs during the year ended December 31, 2023. The fair value was estimated based on the closing price of the shares on the original grant date.

		Weighted
		Average
	Number of	Grant Date
	RSAs	Fair Value
Unvested RSAs at December 31, 2023	499,993	$8.16
Granted	—	—
Vested	(124,998)	8.16
Unvested RSAs at March 31, 2024	374,995	$8.16

The expense recognized related to RSAs during the three months ended March 31, 2024 and 2023 was $0.3 million and $-0-, respectively.

Equity Award Modification

On January 10, 2024, the Company and its Chief Medical Officer (the “CMO”) entered into an agreement regarding the CMO’s departure from the Company (the “Severance Agreement”). In connection with the Severance Agreement, 67,525 of the share options previously granted to the CMO became fully vested and exercisable and 40,515 of the RSUs previously granted to the CMO became fully vested. All remaining share options and RSUs not vested were forfeited and cancelled. During the three months ended March 31, 2024, the Company recognized a reversal of approximately $0.1 million of share-based compensation expense related to this modification.

Share-based Compensation Expense

Share-based compensation expense for all equity arrangements for the three months ended March 31, 2024, and 2023, was as follows:

	For the Three	For the Three
	Months Ended	Months Ended
	March 31,	March 31,
	2024	2023
Research and development	$433	$2,186
General and administrative	1,976	180
Total share-based compensation expense	$2,409	$2,366

As of March 31, 2024, there was approximately $20.5 million of total unrecognized share-based compensation expense related to options granted to employees, executives, and directors that is expected to be recognized over a weighted average period of 3.1 years. As of March 31, 2024, there was approximately $6.6 million of total unrecognized share-based compensation expense related to RSUs granted to certain employees, executives, and directors under the Company’s Equity Incentive Plan that is expected to be recognized over a weighted average period of 3.2 years. As of March 31, 2024, there was approximately $3.0 million of total unrecognized share-based compensation expense related to RSAs granted to a certain director under the Company’s Equity Incentive Plan that is expected to be recognized over a weighted average period of 3.0 years.

9.	Share-Based Compensation

On June 8, 2022, Legacy Zura’s board of directors approved two stock option plans, the UK Plan (the “UK Plan”) and the US Plan (the “US Plan”) (collectively, the “Option Plans”) which permit the granting of nonqualified share options to certain employees and directors. There were 1,501,165 Ordinary Shares available for issuance under the Option Plans, of which 383,371 Ordinary Shares were authorized for issuance under the US Plan.

On March 16, 2023, JATT’s board of directors approved the Zura Bio Limited 2023 Equity Incentive Plan (the “Equity Incentive Plan”) which became effective on the day immediately preceding the Closing Date of the Business Combination. The Equity Incentive Plan allows for the grant of share options, both incentive and nonqualified share options; stock appreciation rights (“SARS”), alone or in conjunction with other awards; restricted share awards (“RSAs”) and restricted share units (“RSUs”); incentive bonuses, which may be paid in cash, shares, or a combination thereof; and other share-based awards. On June 1, 2023, the Company’s board of directors approved an increase to the number of Class A Ordinary Shares that may be issued under the Equity Incentive Plan by an additional 5,564,315 Class A Ordinary Shares. As of December 31, 2023, a maximum of 9,594,213 Class A Ordinary Shares may be issued under the Equity Incentive Plan.

The Class A Ordinary Shares issuable under the Equity Incentive Plan are subject to an annual increase on January 1st of each calendar year beginning on January 1, 2024 and ending on and including January 1, 2029, equal to the lesser of (i) 5.0% of the aggregate number of Class A Ordinary Shares outstanding on the final day of the immediately preceding calendar year, (ii) 8,059,796 Class A Ordinary Shares or (iii) such smaller number of shares as is determined by the board.

On March 16, 2023, JATT’s board of directors approved the Zura Bio Limited 2023 Employee Stock Purchase Plan (the “ESPP”) which became effective on the day immediately preceding the Closing Date of the Business Combination. The maximum number of Class A Ordinary Shares that may be issued under the ESPP is 4,029,898, plus an aggregate number of Class A Ordinary Shares that are added under the Equity Incentive Plan on January 1st of each calendar year, beginning on January 1, 2024 and ending on and including January 1, 2029, as discussed above. The ESPP enables eligible employees of the Company and designated affiliates to purchase Class A Ordinary Shares at a discount of 15%. As of December 31, 2023, no shares have been issued under the ESPP.

Upon closing of the Business Combination, all equity awards of Legacy Zura that were issued and outstanding under the Option Plans were converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class A Ordinary Shares under the Equity Incentive Plan. As a result, each of Legacy Zura’s equity awards were converted into an option to purchase Class A Ordinary Shares of the Company based on an exchange ratio of approximately 108.083.

Equity Incentive Plan

Share Options

The fair value of Equity Incentive Plan share options is estimated on the date of grant using the Black-Scholes option pricing model. The Company lacks significant company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s share options has been determined using the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following weighted-average assumptions were used to estimate the fair value of the Equity Incentive Plan share options issued during the year ended December 31, 2023 and the period from January 18, 2022 (date of inception) to December 31, 2022:

		For the Period
		from January 18,
		2022 (date of
	For the Year Ended	inception) to
	December, 2023	December 31, 2022
Share price	$6.25	$0.77
Expected volatility	97.1%	95.1%
Risk-free rate	3.6%	3.0%
Expected life	6.1 years	5.9 years
Expected dividend yield	—%	—%

The following table summarizes the Company’s share option activity for the year ended December 31, 2023:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2022	3,547	$90.50	9.4	$1,804
Recapitalization	379,824	(89.66)	—	—
Options outstanding at December 31, 2022	383,371	0.84	9.4	1,804
Granted	6,004,144	2.11	—	—
Forfeited	(596,450)	1.24	—	—
Options outstanding at December 31, 2023	5,791,065	$2.12	9.3	$17,752
Options vested and exercisable at December 31, 2023	1,470,572	$5.26	9.3	$949

Included in the table above are 45,611 PSOs that vested upon the Company raising external capital of $75 million or more. The milestone was considered outside of the Company’s control, and accordingly, the vesting of the PSOs were not considered probable until the financing event occurs. During the year ended December 31, 2023, the 45,611 PSOs became vested and an immaterial amount of share-based compensation expense was recognized in relation to these PSOs.

Included in the table above are 2,483,135 options to purchase Class A Ordinary Shares issued to certain directors, executives, and employees outside of the Equity Incentive Plan.

The weighted average grant date fair value of options granted during the year ended December 31, 2023 and the period from January 18, 2022 (date of inception) to December 31, 2022 was $5.79 and $1.35, respectively.

Market-Based Share Options

On March 20, 2023, the Company granted 306,373 options to purchase Class A Ordinary Shares (“Market-Based Share Options”) to a certain Director of the Board. These awards will vest only to the extent that the 20-day volume weighted average trading price (“VWAP”) of the Class A Ordinary Shares is over $30 per Class A Ordinary Share at any time prior to the fifth anniversary of the grant date. These awards have an exercise price of $8.16 and become exercisable when vested and the market condition is satisfied. These awards expire 10 years from the date of grant. The fair value of these Market-Based Share Options were estimated using a Monte Carlo valuation method.

The following table sets forth the weighted-average assumptions used at the grant date to determine the fair value of the Company’s Market-Based Share Options granted during the year ended December 31, 2023. No Market-Based Share Options were granted during the period from January 18, 2022 (date of inception) to December 31, 2022:

For the Year
Ended
December 31,
2023
Expected volatility	80.0%
Risk-free rate	3.6%
Expected life	2.2 years
Expected dividend yield	—%
Fair value per Market-Based Share Options	$4.66

The expense recognized related to Market-Based Share Options during the year ended December 31, 2023 was approximately $0.5 million.

Restricted Share Units

The Company issued RSUs to certain employees, executives, and directors pursuant to the Equity Incentive Plan. The fair value has been estimated based on the closing price of the shares on the grant date.

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested RSUs at December 31, 2022	—	$—
Granted	2,234,011	6.50
Forfeited	(170,000)	6.84
Converted to RSAs	(499,993)	8.16
Vested and unissued	(1,000)	6.60
Unvested RSUs at December 31, 2023	1,563,018	$5.93

The expense recognized related to RSUs during the year ended December 31, 2023 and the period from January 18, 2022 (date of inception) to December 31, 2022 was approximately $1.6 million and $-0-, respectively.

Restricted Share Awards

The Company converted RSUs granted to a certain director pursuant to the Equity Incentive Plan into RSAs during the year ended December 31, 2023. The fair value was estimated based on the closing price of the shares on the original grant date.

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested RSAs at December 31, 2022	—	$—
Converted from RSUs	499,993	8.16
Unvested RSAs at December 31, 2023	499,993	$8.16

The expense recognized related to RSAs during the year ended December 31, 2023 and period ended December 31, 2022 was approximately $0.6 million and $-0-, respectively.

Equity Award Modification

On April 7, 2023, the Company and its President and Chief Operating Officer (the “COO”) entered into an agreement regarding the COO’s departure from the Company (the “Severance Agreement”). In connection with Severance Agreement, 59,594 of the share options previously granted to the COO became fully vested and exercisable, with any shares purchased under the option subject to an 18-month lockup period. The Company recognized approximately $0.6 million of incremental share-based compensation during the year ended December 31, 2023 related to this share option modification.

Other Share-based Compensation

In accordance with the anti-dilution provisions of the Pfizer Agreement, Pfizer was issued additional Series A-1 convertible preferred shares upon the closing of the Business Combination that were immediately converted to 267,939 Class A Ordinary Shares. During the year ended December 31, 2023, the Company recognized expense in the amount of $2.2 million within research and development in the consolidated statement of operations, related to these Class A Ordinary Shares based on their grant-date fair value.

Share-based Compensation Expense

Share-based compensation expense for all equity arrangements for the year ended December 31, 2023 and the period from January 18, 2022 (date of inception) to December 31, 2022 was as follows:

		For the Period from
	For the Year	January 18, 2022
	Ended	(date of inception) to
	December 31,	December 31,
	2023	2022
Research and development	$2,978	$—
General and administrative	6,677	334
Total share-based compensation expense	$9,655	$334

As of December 31, 2023, there was approximately $19.5 million of total unrecognized share-based compensation expense related to options granted to employees, executives, and directors under the Company’s equity plans that is expected to be recognized over a weighted average period of 3.0 years. As of December 31, 2023, there was approximately $7.9 million of total unrecognized share-based compensation expense related to RSUs granted to certain employees, executives, and directors under the Company’s Equity Incentive Plan that is expected to be recognized over a weighted average period of 3.4 years. As of December 31, 2023, there was approximately $3.2 million of total unrecognized share-based compensation expense related to RSAs granted to a certain director under the Company’s Equity Incentive Plan that is expected to be recognized over a weighted average period of 3.2 years.